Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
16.	ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2009	2010

Accrued payroll and employee welfare	4,019	6,069
Accrued bonus	6,198	8,693
Accrued subcontract costs and reimbursable operating costs	4,445	8,203
Payable for business acquisition-current	1,686	3,919
Business tax payable	1,789	2,782
Other taxes payable	1,192	1,252
Professional fee	1,525	1,184
Advance from customer	584	1,173
Payable for purchase of property and equipment	1,518	925
Foreign currency forward exchange contract	—	332
Payable for share offering costs	264	127
Other accrued liabilities	980	1,718

Total	24,200	36,377